Consolidated Statements of Operations and Comprehensive Income - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
Revenue	$ 24,189,803	$ 20,050,776
Cost of revenue	17,563,594	13,892,025
Gross profit	6,626,209	6,158,751
Operating expenses
Marketing	1,016,073	992,288
General and administrative	9,207,737	7,721,221
General and administrative - amortization of broker issuing costs and broker warrants associated with convertible debentures	432,578	0
Stock-based Compensation	1,830,426	1,245,826
Total operating expenses	12,486,814	9,959,335
Loss from operations	(5,860,605)	(3,800,584)
Non-operating expenses:
Interest expense	(704,230)	(119,961)
Interest expense - amortization of warrants and conversion price associated with convertible debentures	(1,333,520)	0
Write-down of investment	(505,766)	0
Other income, net	53,548	24,672
Total non-operating expenses	(2,489,968)	(95,289)
Loss before income taxes and equity-method investments	(8,350,573)	(3,895,873)
Income tax benefit	0	0
Net income (loss)	(8,350,573)	(3,895,873)
Comprehensive income (loss)	$ (8,350,573)	$ (3,895,873)
Earnings (loss) per share
Net loss per share - basic and diluted	$ (0.32)	$ (0.16)
Weighted average outstanding shares	26,318,059	24,848,239